Business Acquisitions	12 Months Ended
Dec. 31, 2022
Business Acquisitions
Business Acquisitions

(10)   Business Acquisitions

There was no material business acquisition during the year ended December 31, 2022.

Acquisition of Ovation

On January 21, 2021, the Company, through its wholly-owned subsidiary, GBT US LLC, acquired all of the outstanding shares of Ovation Travel, LLC, (along with its subsidiaries, “Ovation”) for a total cash purchase consideration of $57 million (including approximately $4 million of deferred consideration), net of cash acquired. Ovation Group is a U.S.-based travel management company providing business travel services and meeting and special events planning across several sectors, particularly legal, financial, professional services, entertainment and media. The acquisition enhances the Company’s business client base, further improving the global scale and reach of its corporate travel business. The results of Ovation’s operations have been included in the consolidated financial statements of the Company since the date of its acquisition. During the year ended December 31, 2022, the Company paid the deferred consideration of $4 million as the conditions for deferred consideration were satisfied during the period.

The terms of the acquisition further included contingent consideration of approximately $4 million that was subject to the continued employment of certain Ovation employees for a specified duration of employment as set out under the business purchase agreement. The Company accrued for this expense as compensation expense, which was paid during the year ended December 31, 2022.

The fair value of the acquisition was allocated primarily to goodwill of $36 million, amortizing intangible assets of $29 million (business client relationships of $25 million and Tradenames of $4 million) and net liabilities assumed of $8 million. Goodwill generated from the acquisition is attributable to acquired workforce and expected synergies from centralized management and future growth. The acquired business client relationships and tradenames are being amortized over their estimated useful lives of 10 years and 5 years, respectively. The Company incurred $3 million in acquisition related costs which was expensed as incurred.

The amount of revenue and net loss of Ovation since the acquisition date included in the consolidated statements of operations for the year ended December 31 2021 was $23 million and $16 million, respectively,. Assuming an acquisition date of January 1, 2020 (i) the unaudited consolidated pro forma revenue and net loss of the Company for the year ended December 31, 2020 would have been $829 million and $637 million, respectively, and (ii) the unaudited pro forma revenue and net loss of the Company for the year ended December 31, 2021 would not have been materially different to the amount of revenue and net loss presented in the consolidated statements of operations. The pro forma financial information adjusts for the effects of material business combination items primarily related to amortization of acquired intangible assets and the corresponding income tax effects.

Acquisition of Egencia

On November 1, 2021, the Company completed its acquisition of Egencia, a business-to-business digital travel management company serving business clients, from an affiliate of Expedia, Inc., EG Corporate Travel Holdings LLC (“Expedia”). As purchase consideration for this acquisition, the Company initially issued 8,413,972 non-voting ordinary shares, fair value of which was determined to be $816 million. As a result, Expedia became an indirect holder of non-voting ordinary shares of GBT JerseyCo, which then represented approximately 19% of GBT JerseyCo’s equity interests, excluding GBT JerseyCo’s preferred shares, Profit Shares,

MIP Options and MIP Shares (as defined in GBT JerseyCo’s organizational documents). This value was determined on the basis of the estimated total enterprise value of GBT JerseyCo (post acquisition of Egencia) and calculated based on a multiple of Adjusted EBITDA. The acquisition of Egencia will complement the Company’s existing business and is expected to further accelerate its growth strategy in the small-to-medium-sized enterprise sector.

During the second quarter of 2022, the Company finalized the net debt and working capital adjustments related to the Egencia acquisition, which resulted in an adjustment of $6 million payable by GBT JerseyCo and in relation to which it issued additional 59,111 non-voting ordinary shares to Expedia. Further, the Company obtained additional information and completed its purchase price allocation during the third quarter of 2022. As a result, the Company recognized an additional $124 million of deferred tax assets (primarily related to goodwill that was determined to be tax deductible) and adjusted its preliminary goodwill balance. Further, during 2022, the Company recognized a $19 million charge in its statement of operations associated with a loss contingency as it became probable that the Company will pay the amount for a contingent event that existed as of the Egencia acquisition date. The following table reflects the Company’s fair values of the assets acquired and liabilities assumed of Egencia as of the date of the acquisition after considering all measurement period adjustments.:

(in $millions)	Amount
Cash and cash equivalents	$73
Accounts receivable	154
Prepaid expenses and other current assets	32
Property and equipment	58
Goodwill	189
Other intangible assets	440
Operating lease right-of-use assets	9
Deferred tax assets	11
Other non-current assets	30
Total assets	996
Accounts payable	56
Due to affiliates	26
Accrued expenses and other current liabilities	80
Operating lease liabilities	10
Deferred tax liabilities	—
Other non-current liabilities	2
Total liabilities	174

Purchase consideration / Net assets acquired	$822

Goodwill generated from the acquisition is attributable to acquired workforce and expected synergies from combining operations, centralized management and future growth. A substantial portion of goodwill is expected to be deductible for income tax purposes. The fair value and amortization periods of identifiable intangible assets acquired is as follows:

	Fair value of acquired	Amortization
	intangibles	period
	(in $millions)	(in years)
Business client relationships	$390	$15
Tradenames	50	10
Acquired technology	50	5

The fair value of business client relationships was determined utilizing the excess earnings method of valuation, and the fair values of tradenames and acquired technology was determined utilizing the relief from royalty method. The process for estimating the fair values of identifiable intangible assets requires the use of significant estimates and assumptions, including revenue growth rates, operating margin, income tax rates, obsolescence curves, royalty rates and discount rates. Intangible assets are being amortized over their average useful lives primarily based upon the pattern in which anticipated economic benefits from such assets are expected to be realized.

Pursuant to the reverse recapitalization discussed in note 9 above, all non-voting ordinary shares issued to Expedia, were redeemed and cancelled by GBT JerseyCo and Expedia received B ordinary shares from GBT JerseyCo, and an equal number of Class B common stock from GBTG as calculated using the exchange ratio as was used to convert the then existing GBT JerseyCo shares to new class of shares under the Business Combination.

The Company incurred $15 million in acquisition related costs which were expensed in the period as incurred and included in general and administrative expenses in the Company’s consolidated statements of operations, with $13 million and $2 million recognized during the years ended December 31, 2021, and 2020, respectively.

The financial results of Egencia have been included in the Company’s consolidated financial statements since the date of its acquisition. The amount of revenue and net loss of the Egencia business since the acquisition date included in the consolidated statements of operations for the period ended December 31, 2021 was $33 million and $26 million, respectively. Assuming an acquisition date of January 1, 2020 (i) the unaudited pro forma revenue and net loss of the Company for the year ended December 31, 2021 would have been $889 million and $701 million, respectively, and (ii) the unaudited consolidated pro forma revenue and net loss of the Company for the year ended December 31, 2020 would have been $960 million and $1,032 million, respectively. The pro forma financial information adjusts for the effects of material business combination items, including amortization of acquired intangible assets and the reversal of Expedia’s share of hotel commission revenue recorded by Egencia in connection with a long-term hotel supply contract between the Company and Expedia, and the corresponding income tax effects.